Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets

(7) Intangible Assets

The following table presents our intangible assets as of December 31:

(Amounts in millions)	2012		2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
PVFP	$1,966	$(1,849)	$1,972	$(1,807)
Capitalized software	658	(479)	597	(418)
Deferred sales inducements to contractholders	137	(99)	151	(70)
Other	78	(46)	88	(45)

Total	$2,839	$(2,473)	$2,808	$(2,340)

Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2012, 2011 and 2010 was $104 million, $133 million and $112 million, respectively. Amortization expense related to deferred sales inducements of $29 million, $22 million and $19 million, respectively, for the years ended December 31, 2012, 2011 and 2010 was included in benefits and other changes in policy reserves.

Present Value of Future Profits

The following table presents the activity in PVFP as of and for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Unamortized balance as of January 1	$339	$430	$487
Interest accreted at 5.66%, 5.73% and 5.68%	18	22	26
Amortization	(60)	(96)	(83)
Other(1)	—	(17)	—

Unamortized balance as of December 31	297	339	430
Accumulated effect of net unrealized investment (gains) losses	(180)	(174)	(88)

Balance as of December 31	$117	$165	$342

(1)	Relates to the sale of the Medicare supplement insurance business in 2011. See note 8 for additional information.

The percentage of the December 31, 2012 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

2013	5.0%
2014	5.5%
2015	8.1%
2016	8.4%
2017	6.4%

Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.